DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT

8. DEBT

We maintain an unsecured, five-year $600,000 syndicated multicurrency revolving credit agreement, which may be used for, among other things, funding seasonal working capital needs and for other general corporate purposes, including acquisitions, dividends (if and as declared by our Board of Directors), capital expenditures, stock repurchases, and issuances of letters of credit. The revolving credit facility has a seasonal component from October 1 to March 31, during which the borrowing capacity may be reduced to $500,000 at our discretion (which effectively reduces fees payable in respect of the unused portion of the commitment), and we effected this reduction on October 1, 2025. Included in the revolving credit facility are a $125,000 swing line loan sublimit, a $10,000 letter of credit sublimit, a $75,000 alternative currency borrowing sublimit, and a $10,000 Mexican borrowing subfacility. The revolving credit agreement matures on March 16, 2028.

The following table presents the interest rates associated with borrowings under the revolving credit facility:

Borrowing Type	Interest Rate	Rate Adjustment	Spread	Applicable Spread at December 31, 2025 (1)
Daily Simple SOFR (2)	SOFR	0.1%	1.0% - 1.375%	1.0%
Swing Line	Daily Simple SOFR	0.1%	1.0% - 1.375%	1.0%
Term SOFR	Term SOFR	0.1%	1.0% - 1.375%	1.0%
Base Rate	Federal Funds Effective Rate	0.5%	0% - 0.5%	0%
Base Rate	Term SOFR	1.0%	0% - 0.5%	0%
Base Rate	Prime Rate	0%	0% - 0.5%	0%

(1) The applicable spread is dependent on our ratio of total debt to earnings before interest, taxes, depreciation, and amortization.

(2) Secured Overnight Financing Rate (“SOFR”).

We pay a variable commitment fee on the unused portion of the commitment under the revolving credit agreement, ranging from 0.125% to 0.275% (0.125% at December 31, 2025). During 2023, we paid fees of $844 in connection with entering into the revolving credit agreement, which are being amortized ratably through the maturity of the facility in March 2028.

At December 31, 2025 and 2024, there was no outstanding balance under the revolving credit agreement. The revolving credit agreement contains customary affirmative and negative covenants, including financial covenants with respect to consolidated leverage and interest coverage ratios, and other customary restrictions. We believe we were in compliance with all covenants at December 31, 2025.